As filed with the U.S. Securities and Exchange Commission on September 13, 2005

File No. 33-33980

File No. 811-6067

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 46	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

    Amendment No. 47

(Check appropriate box or boxes.)

DIMENSIONAL INVESTMENT GROUP INC.

(Exact Name of Registrant as Specified in Charter)

1299 Ocean Avenue, 11th Floor, Santa Monica CA      90401

(Address of Principal Executive Office)              (Zip Code)

Registrant’s Telephone Number, including Area Code      (310) 395-8005

Catherine L. Newell, Esquire, Vice President and Secretary

Dimensional Investment Group Inc.,

1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401

(Name and Address of Agent for Service)

Please send copies of all communications to:

Mark A. Sheehan, Esquire

Stradley, Ronon, Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103

(215) 564-8027

It is proposed that this filing will become effective (check appropriate box):

  X    immediately upon filing pursuant to paragraph (b)

         on [Date] pursuant to paragraph (b)

         60 days after filing pursuant to paragraph (a)(1)

         on [Date] pursuant to paragraph (a)(1)

         75 days after filing pursuant to paragraph (a)(2)

         on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

         This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Trustees and principal officers of The DFA Investment Trust Company also have executed this registration statement.

Title of Securities Being Registered:

DFA INTERNATIONAL VALUE PORTFOLIO

CONTENTS

This Post-Effective Amendment No. 46/47 to Registration File Nos. 33-33980/811-6067 includes the following:

1.	FACING PAGE (1)

2.	CONTENTS PAGE

3.	PART A — Prospectus (1)

4.	PART B — Statement of Additional Information (1)

5.	PART C — Other Information

6.	SIGNATURES

(1)	The Prospectus and Statement of Additional Information relating to the Registrant’s DFA International Value Portfolio series of shares, dated September 13, 2005, are incorporated into this filing by reference to the electronic filing of 1933 Act/1940 Act Post-Effective Amendment Nos. 77/78 to the Registration Statement of DFA Investment Dimensions Group Inc., filed September 13, 2005 (File Nos. 2-73948/811-3258) pursuant to Rule 485(b) of the 1933 Act.

DIMENSIONAL INVESTMENT GROUP INC. (46/47)

PART C

OTHER INFORMATION

ITEM 23.	EXHIBITS.

(a)	Articles of Incorporation.

	(1)	Articles of Restatement as filed with the State of Maryland on August 11, 2003.
Incorporated herein by reference to:
		Filing:		Post-Effective Amendment No. 40/41 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:		33-33980 and 811-6067.
		Filing Date:		October 9, 2003.

		(i)	Articles Supplementary as filed with the Maryland Secretary of State on December 19, 2003 re: the addition of the:
			*	Global Equity Portfolio Shares;
			*	Global 25/75 Portfolio Shares; and
			*	Global 60/40 Portfolio Shares.
Incorporated herein by reference to:
			Filing:	Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
			File Nos.:	33-33980 and 811-6067.
			Filing Date:	January 29, 2004.

		(ii)	Articles of Amendment as filed with the Maryland Secretary of State on October 25, 2004 re: the name change of the:
			*	AAM/DFA U.S. High Book to Market Portfolio to the LWAS/DFA U.S. High Book to Market Portfolio;
			*	AAM/DFA Two-Year Fixed Income Portfolio to the LWAS/DFA Two-Year Fixed Income Portfolio; and
			*	AAM/DFA Two-Year Government Portfolio to the LWAS/DFA Two-Year Government Portfolio.
Incorporated herein by reference to:
			Filing:	Post-Effective Amendment No. 44/45 to the Registrant’s Registration Statement on Form N-1A.
			File Nos.:	33-33980 and 811-6067.
			Filing Date:	March 30, 2005.

		(iii)	Articles Supplementary as filed with the Maryland Secretary of State on January 10, 2005 re: the deletion of the:
			*	DFA U.S. Small Cap Institutional Portfolio Shares;
			*	U.S. Small Cap Portfolio K Shares;
			*	U.S. Large Cap Value Portfolio K Shares;
			*	U.S. Small XM Value Portfolio K Shares;
			*	U.S. Large Company Portfolio K Shares;
			*	DFA International Value Portfolio K Shares;

		*	Emerging Markets Portfolio K Shares;
		*	DFA One-Year Fixed Income Portfolio K Shares;
		*	DFA Two-Year Global Fixed Income Portfolio K Shares;
		*	DFA International Small Company Portfolio V Shares; and
		*	DFA Emerging Markets Portfolio V Shares.
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 44/45 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	March 30, 2005.

(b)	By-Laws.

	(1)	Amended and Restated By-Laws of the Registrant as approved June 26, 2003.
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 40/41 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	October 9, 2003.

(c)	Instruments Defining Rights of Security Holders.

	(1)	See Article Fifth of the Registrant’s Articles of Restatement.

	(2)	See Article II of the Registrant’s Amended and Restated By-Laws.

Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 40/41 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	October 9, 2003.

(d)	Investment Advisory Contracts.

	(1)	Form of Investment Advisory Agreement between the Registrant and Dimensional Fund Advisors Inc. (“DFA”) re: the:
		*	AAM/DFA Two-Year Fixed Income Portfolio
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 17/18 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	October 1, 1997.

		(i)	Addendum Number One re: the reflection of the following name change:
		*	RWB/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Corporate Fixed Income Portfolio
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	January 26, 2001.

	(ii)	Addendum Number Two re: the reflection of the following name change:

	*	AAM/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Fixed Income Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	May 16, 2002.

(2)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
	*	RWB/DFA Two-Year Government Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 17/18 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	October 1, 1997.

	(i)	Addendum Number One re: the reflection of the following name change:
	*	RWB/DFA Two-Year Government Portfolio to AAM/DFA Two-Year Government Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	January 26, 2001.

(3)	Investment Advisory Agreement between the Registrant and DFA re: the:
	*	Global Equity Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	January 29, 2004.

(4)	Investment Advisory Agreement between the Registrant and DFA re: the:
	*	Global 60/40 Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	January 29, 2004.

(5)	Investment Advisory Agreement between the Registrant and DFA re: the:
	*	Global 25/75 Portfolio

Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	January 29, 2004.

(e)	Underwriting Contracts.

	(1)	Amended and Restated Distribution Agreement between the Registrant and DFA Securities Inc. dated December 19, 2003.
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	March 29, 2004.

(f)	Bonus or Profit Sharing Contracts.

Not applicable.

(g)	Custodian Agreements.

	(1)	Custodian Agreement between the Registrant and PFPC Trust Company (formerly Provident National Bank) dated July 12, 1991.
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	March 3, 1998.

		(i)	Addendum Number One

Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 21/22 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	January 22, 1999.

		(ii)	Addendum Number Two re: the addition of:
		*	Tax-Managed U.S. Marketwide Value Portfolio XI
		*	U.S. Large Company Institutional Index Portfolio
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	March 29, 2004.

		(iii)	Addendum Number Three re: the addition of:
		*	U.S. 6-10 Small Company Portfolio K
		*	U.S. Large Cap Value Portfolio K
		*	U.S. 4-10 Value Portfolio K
		*	U.S. Large Company Portfolio K

	*	DFA International Value Portfolio K
	*	Emerging Markets Portfolio K
	*	DFA One-Year Fixed Income Portfolio K
	*	DFA Two-Year Global Fixed Income Portfolio K
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	March 29, 2004.

(iv)	Form of Addendum Number Four (later withdrawn and never executed) re: the addition of:
	*	Dividend-Managed U.S. Large Company Portfolio II
	*	Dividend-Managed U.S. Large Company Complement Portfolio II
	*	Dividend-Managed U.S. Marketwide Value Portfolio II
	*	Dividend-Managed U.S. Marketwide Value Complement Portfolio II
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 31/32 to the Registrant’s Registration Statement on Form N-1A (later withdrawn).
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	May 15, 2000.

(v)	Addendum Number Five re: the deletion of certain portfolios and the reflection of the following name changes:
	*	RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio
	*	RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio
	*	RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	January 26, 2001.

(vi)	Addendum Number Six re: the deletion of Tax-Managed U.S. Marketwide Value Portfolio XI and the reflection of the following name changes:
	*	DFA 6-10 Institutional Portfolio to DFA U.S. Small Cap Institutional Portfolio
	*	U.S. 6-10 Small Company Portfolio K to U.S. Small Cap Portfolio K
	*	U.S. 4-10 Value Portfolio K to U.S. Small XM Value Portfolio K
	*	U.S. 6-10 Value Portfolio II to U.S. Small Cap Value Portfolio II
Incorporated herein by reference to:

			Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
			File Nos.:	33-33980 and 811-6067.
			Filing Date:	March 29, 2004.

		(vii)	Addendum Number Seven re: the reflection of the following name change:
			*	AAM/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Fixed Income Portfolio
Incorporated herein by reference to:
			Filing:	Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N-1A.
			File Nos.:	33-33980 and 811-6067.
			Filing Date:	May 16, 2002.

		(viii)	Form of Addendum Number Eight re: the addition of:
			*	DFA International Small Company Portfolio V
			*	DFA Emerging Markets Portfolio V
Incorporated herein by reference to:
			Filing:	Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.
			File Nos.:	33-33980 and 811-6067.
			Filing Date:	January 14, 2003.

		(ix)	Addendum Number Nine re: the addition of:
			*	DFA International Small Company Portfolio V
			*	DFA Emerging Markets Portfolio V
Incorporated herein by reference to:
			Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
			File Nos.:	33-33980 and 811-6067.
			Filing Date:	March 29, 2004.

		(x)	Addendum Number Ten re: the addition of:
			*	Global Equity Portfolio
			*	Global 60/40 Portfolio
			*	Global 25/75 Portfolio
Incorporated herein by reference to:
			Filing:	Post-Effective Amendment No. 40/41 to the Registrant’s Registration Statement on Form N-1A.
			File Nos.:	33-33980 and 811-6067.
			Filing Date:	October 9, 2003.

(h)	Other Material Contracts.

	(1)	Transfer Agency Agreement between the Registrant and PFPC Inc. (formerly Provident Financial Processing Corporation) (the “Transfer Agency Agreement”) dated July 12, 1991.
Incorporated herein by reference to:

Filing:		Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:		33-33980 and 811-6067.
Filing Date:		March 3, 1998.

(i)	Addendum Number One
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 21/22 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	January 22, 1999.

(ii)	Addendum Number Two re: the addition of:
	*	Tax-Managed U.S. Marketwide Value Portfolio XI
	*	U.S. Large Company Institutional Index Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	March 29, 2004.

(iii)	Addendum Number Three re: the addition of:
	*	U.S. 6-10 Small Company Portfolio K
	*	U.S. Large Cap Value Portfolio K
	*	U.S. 4-10 Value Portfolio K
	*	U.S. Large Company Portfolio K
	*	DFA International Value Portfolio K
	*	Emerging Markets Portfolio K
	*	DFA One-Year Fixed Income Portfolio K
	*	DFA Two-Year Global Fixed Income Portfolio K
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	March 29, 2004.

(iv)	Addendum Number Four (later withdrawn and never executed) re: the addition of:
	*	Dividend-Managed U.S. Large Company Portfolio II
	*	Dividend-Managed U.S. Large Company Complement Portfolio II
	*	Dividend-Managed U.S. Marketwide Value Portfolio II
	*	Dividend-Managed U.S. Marketwide Value Complement Portfolio II
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 31/32 to the Registrant’s Registration Statement on Form N-1A (later withdrawn)
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	May 15, 2000.

(v)	Addendum Number Five re: the deletion of certain portfolios and the reflection of the following name changes:
	*	RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio
	*	RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio
	*	RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	January 26, 2001.

(vi)	Addendum Number Six re: the deletion of the Tax-Managed U.S. Marketwide Value Portfolio XI and the reflection of the following name changes:
	*	DFA 6-10 Institutional Portfolio to DFA U.S. Small Cap Institutional Portfolio
	*	U.S. 6-10 Small Company Portfolio K to U.S. Small Cap Portfolio K
	*	U.S. 4-10 Value Portfolio K to U.S. Small XM Value Portfolio K
	*	U.S. 6-10 Value Portfolio II to U.S. Small Cap Value Portfolio II
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	March 29, 2004.

(vii)	Addendum Number Seven re: the reflection of the following name change:
	*	AAM/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Fixed Income Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	May 16, 2002.

(viii)	Addendum Number Eight
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	March 29, 2004.

(ix)	Addendum Number Nine re: the addition of:
	*	DFA International Small Company Portfolio V
	*	DFA Emerging Markets Portfolio V

Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	March 29, 2004.

	(ix)	Addendum Number Ten re: the addition of:
		*	Global Equity Portfolio
		*	Global 60/40 Portfolio
		*	Global 25/75 Portfolio
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 40/41 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	October 9, 2003.

(2)	Administration and Accounting Services Agreement between the Registrant and PFPC Inc. (formerly with Provident Financial Processing Corporation) (the “Administration and Accounting Services Agreement”) dated July 12, 1991.
Incorporated herein by reference to:
	Filing:		Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:		33-33980 and 811-6067.
	Filing Date:		March 3, 1998.

	(i)	Addendum Number One
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 21/22 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	January 22, 1999.

	(ii)	Addendum Number Two re: the addition of:
		*	Tax-Managed U.S. Marketwide Value Portfolio XI
		*	U.S. Large Company Institutional Index Portfolio
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	March 29, 2004.

	(iii)	Addendum Number Three re: the addition of:
		*	U.S. 6-10 Small Company Portfolio K
		*	U.S. Large Cap Value Portfolio K
		*	U.S. 4-10 Value Portfolio K
		*	U.S. Large Company Portfolio K
		*	DFA International Value Portfolio K
		*	Emerging Markets Portfolio K
		*	DFA One-Year Fixed Income Portfolio K
		*	DFA Two-Year Global Fixed Income Portfolio K

Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	March 29, 2004.

(iv)	Form of Addendum Number Four (later withdrawn and never executed) re: the addition of:
	*	Dividend-Managed U.S. Large Company Portfolio II
	*	Dividend-Managed U.S. Large Company Complement Portfolio II
	*	Dividend-Managed U.S. Marketwide Value Portfolio II
	*	Dividend-Managed U.S. Marketwide Value Complement Portfolio II
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 31/32 to the Registrant’s Registration Statement on Form N-1A (later withdrawn)
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	May 15, 2000.

(v)	Addendum Number Five re: the deletion of certain portfolios and the reflection of the following name changes:
	*	RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio
	*	RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio
	*	RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	January 26, 2001.

(vi)	Addendum Number Six re: the deletion of Tax-Managed U.S. Marketwide Value Portfolio XI and the reflection of the following name changes:
	*	DFA 6-10 Institutional Portfolio to DFA U.S. Small Cap Institutional Portfolio
	*	U.S. 6-10 Small Company Portfolio K to U.S. Small Cap Portfolio K
	*	U.S. 4-10 Value Portfolio K to U.S. Small XM Value Portfolio K
	*	U.S. 6-10 Value Portfolio II to U.S. Small Cap Value Portfolio II
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	March 29, 2004.

	(vii)	Addendum Number Seven re: the reflection of the following name change:
		*	AAM/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Fixed Income Portfolio
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	May 16, 2002.

	(viii)	Addendum Number Eight
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	March 29, 2004.

	(ix)	Addendum Number Nine re: the addition of:
		*	DFA International Small Company Portfolio V
		*	DFA Emerging Markets Portfolio V
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	March 29, 2004.

	(x)	Addendum Number Eleven re: the addition of:
		*	Global Equity Portfolio
		*	Global 60/40 Portfolio
		*	Global 25/75 Portfolio
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	March 29, 2004.

(3)	Administration Agreements between the Registrant and DFA.

	(i)	Dated May 3, 1993 re: the:
		*	DFA U.S. Small Cap Institutional Portfolio
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	March 3, 1998.

		(aa)	Form of Addendum Number One re: the reflection of the following name change:
		*	DFA 6-10 Institutional Portfolio to DFA U.S. Small Cap Institutional Portfolio

Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	March 23, 2001.

(ii)	Dated December 1, 1993 re: the:
	*	DFA International Value Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	March 3, 1998.

(iii)	Dated July 1, 1994 re: the:
	*	DFA International Value Portfolio II
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	March 3, 1998.

(iv)	Dated January 1, 1994 re: the:
	*	U.S. Small Cap Value Portfolio II
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	March 3, 1998.

(v)	Dated July 1, 1994 re: the:
	*	U.S. Large Cap Value Portfolio II
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	March 3, 1998.

(vi)	Dated December 20, 1994 re: the:
	*	U.S. Large Cap Value Portfolio III
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	March 3, 1998.

(vii)	Dated December 20, 1994 re: the:
	*	DFA International Value Portfolio III
Incorporated herein by reference to:

	Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	March 3, 1998.

(viii)	Dated March 1, 1996 re: the:
* AAM/DFA U.S. High Book-to-Market Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	March 29, 2004.

(aa) Addendum Number One re: the reflection of the following name change:
* RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	January 26, 2001.

(ix)	Form of Dated July 20, 1997 re: the:
* DFA International Value Portfolio IV
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 16/17 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	June 20, 1997.

(x)	Form of Dated July 20, 1997 re: the:
* Emerging Markets Portfolio II
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 16/17 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	June 20, 1997.

(xi)	Dated December 8, 1998 re: the:
* Tax-Managed U.S. Marketwide Value Portfolio II
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 21/22 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	January 22, 1999.

(xii)	Dated September 13, 1999 re: the:
* U.S. Large Company Institutional Index Portfolio

Incorporated herein by reference to:
	Filing:		Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:		33-33980 and 811-6067.
	Filing Date:		March 29, 2004.

(xiii)	Amended and Restated Administration Agreement re: the:
	*		U.S. Small Cap Portfolio K
	*		U.S. Large Cap Value Portfolio K
	*		U.S. Small XM Value Portfolio K
	*		U.S. Large Company Portfolio K
	*		DFA International Value Portfolio K
	*		Emerging Markets Portfolio K
	*		DFA One-Year Fixed Income Portfolio K
	*		DFA Two-Year Global Fixed Income Portfolio K
Incorporated herein by reference to:
	Filing:		Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:		33-33980 and 811-6067.
	Filing Date:		March 23, 2001

	(aa)		Form of Addendum Number One re: the reflection of the following name changes:
* U.S. 6-10 Small Company Portfolio K to U.S. Small Cap Portfolio K
* U.S. 4-10 Value Portfolio K to U.S. Small XM Value Portfolio K
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: March 23, 2001.

(xiv)	Administration Agreement re: the:
	*		Global Equity Portfolio
Incorporated herein by reference to:
	Filing:		Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:		33-33980 and 811-6067.
	Filing Date:		January 29, 2004.

(xv)	Administration Agreement re: the:
	*		Global 60/40 Portfolio
Incorporated herein by reference to:
	Filing:		Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:		33-33980 and 811-6067.
	Filing Date:		January 29, 2004.

	(xvi)	Administration Agreement re: the:
		*	Global 25/75 Portfolio
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	January 29, 2004.

(4)	Client Service Agreements between Reinhardt, Werba, Bowen, Inc. (“RWB”) and the Registrant.
	(i)	Dated March 13, 1996 re: the:
		*	RWB/DFA Two-Year Government Portfolio
Incorporated by reference to:
		Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	March 3, 1998.

		(aa)	Amended Agreement dated March 13, 1996 re: the:
		*	RWB/DFA Two-Year Government Portfolio.
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	March 3, 1998.

		(bb)	Amendment Number Two re: the reflection of the following name change:
		*	RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	January 26, 2001.

	(ii)	Dated March 13, 1996 re: the:
		*	RWB/DFA Two-Year Corporate Fixed Income Portfolio
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	March 3, 1998.

		(aa)	Amended Agreement dated March 13, 1996 re:
		*	RWB/DFA Two-Year Corporate Fixed Income Portfolio
Incorporated herein by reference to:

		Filing:	Post-Effective Amendment No. 19/20 to Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	March 3, 1998.

	(bb)	Amendment Number Two re: the reflection of the following name change:
		*	RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	January 26, 2001.

	(cc)	Amendment Number Three re: the reflection of the following name change:
		*	AAM/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Fixed Income Portfolio
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	May 16, 2002.

(iii)	Dated March 13, 1996 re: the:
	*	RWB/DFA U.S. High Book-to-Market Portfolio
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	March 3, 1998.

	(aa)	Amendment dated March 13, 1996 re:
		*	RWB/DFA U.S. High Book to Market Portfolio
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 19/20 to Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	March 3, 1998.

	(bb)	Addendum Number Two re: the reflection of the following name change:
		*	RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio

Incorporated herein by reference to:
			Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
			File Nos.:	33-33980 and 811-6067.
			Filing Date:	January 26, 2001.

	(5)	Form of Facility Agreement with DFA.
Previously filed with this registration statement and incorporated herein by reference.

	(6)	Services Agreement, dated as of July 1, 1994 between Charles Schwab & Co., Inc. and the Registrant re: the:
		*	U.S. Small Cap Portfolio II;
		*	U.S. Large Cap Portfolio II; and
		*	DFA International Value Portfolio II
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 19/20 to Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	March 3, 1998.

	(7)	Form of Amended and Restated Expense Waiver and Assumption Agreement between the Registrant and DFA.
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	January 29, 2004.

(i)	Legal Opinion.

	(1)	Opinion of Stradley, Ronon, Stevens & Young, LLP.
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	January 29, 2004.

(j)	Other Opinions.

	(1)	Consent of PricewaterhouseCoopers LLP
ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.j.1.

	(2)	Consent of PricewaterhouseCoopers LLP re: DFA International Value Portfolio.
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 77/78 to DFA Investment Dimensions Group Inc.’s Registration Statement on Form N-1A.
		File Nos.:	2-73948 and 811-3258.
		Filing Date:	September 13, 2005.

(k)	Omitted Financial Statements.

Not applicable.

(l)	Initial Capital Agreements.

	(1)	Form of Subscription Agreement under Section 14(a)(3) of the Investment of Investment Company Act of 1940, previously filed with this registration statement and incorporated herein by reference.

(m)	Rule 12b-1 Plan.

Not applicable.

(n)	Rule 18f-3 Plan.

	(1)	Multiple Class Plan Pursuant to Rule 18f-3, adopted September 5, 2003, re: the:
		*	Global Equity Portfolio
		*	Global 60/40 Portfolio
		*	Global 25/75 Portfolio
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 40/41 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	October 9, 2003.

(o)	Powers-of-Attorney.

(1)	On behalf of the Registrant, dated October 13, 2000, appointing David G. Booth, Rex A.
Sinquefield, Michael T. Scardina, Catherine L. Newell and Valerie A. Brown as attorneys-in-
fact to David G. Booth, Rex A. Sinquefield, George M. Constantinides, John P. Gould, Roger
G. Ibbotson, Myron S. Scholes and Michael T. Scardina.
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 40/41 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	October 9, 2003.

(2)	On behalf of The DFA Investment Trust Company, dated October 13, 2000, appointing David
G. Booth, Rex A. Sinquefield, Michael T. Scardina, Catherine L. Newell and Valerie A.
Brown as attorneys-in-fact to David G. Booth, Rex A. Sinquefield, George M.
Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes and Michael T.
Scardina.
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 40/41 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	October 9, 2003.

(3)	On behalf of the Registrant, dated January 24, 2001, appointing David G. Booth, Rex A.
Sinquefield, Michael T. Scardina, Catherine L. Newell and Valerie A. Brown as attorneys-in-
fact to Abbie Jean Smith.
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.

	File Nos.:	33-33980 and 811-6067.
	Filing Date:	January 26, 2001.

(4)	On behalf of The DFA Investment Trust Company, dated January 24, 2001, appointing David G. Booth, Rex A. Sinquefield, Michael T. Scardina, Catherine L. Newell and Valerie A. Brown as attorneys-in-fact to Abbie Jean Smith.
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	January 26, 2001.

(5)	On behalf of the Registrant and DFA Investment Trust Company, dated December 19, 2003, appointing David G. Booth, Rex A. Sinquefield, Michael T. Scardina, Catherine L. Newell and Valerie A. Brown as attorneys-in-fact to Robert C. Merton.
Incorporated herein by reference to:
	Filing:	Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
	File Nos.:	33-33980 and 811-6067.
	Filing Date:	January 29, 2004.

(p)	Codes of Ethics.

	(1)	Code of Ethics of the Registrant, the Advisor and the Underwriter.
Incorporated herein by reference to:
		Filing:	Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
		File Nos.:	33-33980 and 811-6067.
		Filing Date:	January 29, 2004.

ITEM 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

None.

ITEM 25.	INDEMNIFICATION.

	(1)	Reference is made to Section 1 of Article Eight of the Registrant’s Amended and Restated By-Laws, which provide for indemnification, as set forth below, with respect to Officers and Directors of the Corporation:

		(a)	The Corporation shall indemnify each Officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided under Section 2-418 of the Maryland General Corporation Law:

(i) unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and

(ii) provided that the Corporation shall not indemnify any Officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

(b)	The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such Officer or Director is a party by reason of service in such capacity.

(c)	The Corporation, in the manner and to the extent provided by applicable law, shall advance to each
Officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

	(2)	Registrant’s Articles of Restatement provide the following under Article Seventh:

(a)	To the fullest extent that limitations on the liability of directors and officers are permitted by the
Maryland General Corporation Law, as amended from time to time, no director or officer of the
Corporation shall have any liability to the Corporation or its stockholders for money damages. This limitation on liability applies to liabilities occurring for acts or omissions occurring at the time a person serves as a director or officer of the Corporation, whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

(b)	Notwithstanding the foregoing, this Article SEVENTH shall not operate to protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which such person would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such person’s office.

ITEM 26.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.

	(a)	Dimensional Fund Advisors Inc. (the “Advisor”), with a principal place of business located at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, the investment manager for the Registrant, is also the investment manager for three other registered open-end investment companies, The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund Inc. and DFA Investment Dimensions Group Inc. The Advisor also serves as sub-advisor for certain other registered investment companies.

The Advisor is engaged in the business of providing investment advice primarily to institutional investors. For additional information, please see “Management of the Fund” in PART A and “Directors and Officers” in PART B of this Registration Statement.

Additional information as to the Advisor and the directors and officers of the Advisor is included in the Advisor’s Form ADV filed with the Commission (File No. 801-16283), which is incorporated herein by reference and sets forth the officers and directors of the Advisor and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27.		PRINCIPAL UNDERWRITERS.

(a	)	DFA Securities Inc., (“DFAS”) is the principal underwriter for the Registrant. DFAS also serves as principal underwriter for DFA Investment Dimensions Group Inc., The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund Inc.

(b	)	The following tables sets forth information as to the Distributor’s Directors, Officers, Partners and Control Persons:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund

David G. Booth 1299 Ocean Avenue Santa Monica, CA 90401	Chairman, Director, President, Chief Executive Officer and Chief Investment Officer	Chairman, Director/Trustee, President, Chief Executive Officer and Chief Investment Officer

Rex A. Sinquefield 1299 Ocean Avenue Santa Monica, CA 90401	Chairman and Director	Chairman and Director/Trustee

Eugene F. Fama Sr. Graduate School of Business University of Chicago 1101 East 58th Street Chicago, IL 60637	Director	None

John A. McQuown c/o KMV Corporation 1620 Montgomery Street Suite 140 San Francisco, CA 94111	Director	None

M. Akbar Ali 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Darryl Avery 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Arthur H. Barlow 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Valerie A. Brown 1299 Ocean Avenue Santa Monica, CA 90401	Vice President and Assistant Secretary	Vice President and Assistant Secretary

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund

Stephen A. Clark 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Truman A. Clark 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Christopher S. Crossan 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

James L. Davis 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Robert T. Deere 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Robert W. Dintzer 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Richard A. Eustice 1299 Ocean Avenue Santa Monica, CA 90401	Vice President and Assistant Secretary	Vice President and Assistant Secretary

Eugene F. Fama, Jr. 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Robert M. Fezekas 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Gretchen A. Flicker 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	None

Glenn S. Freed 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Henry F. Gray 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund

Kamyab Hashemi-Nejad 1299 Ocean Avenue Santa Monica, CA 90401	Vice President, Controller and Assistant Treasurer	Vice President, Controller and Assistant Treasurer

Christine W. Ho 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Jeff J. Jeon 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Patrick M. Keating 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Joseph F. Kolerich 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Michael F. Lane 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Heather H. Mathews 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

David M. New 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Catherine L. Newell 1299 Ocean Avenue Santa Monica, CA 90401	Vice President, Secretary and General Counsel	Vice President, Secretary and General Counsel

Sonya K. Park 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

David A. Plecha 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Eduardo A. Repetto 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

L. Jacobo Rodriguez 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Michael T. Scardina 1299 Ocean Avenue Santa Monica, CA 90401	Vice President, Chief Financial Officer and Treasurer	Vice President, Chief Financial Officer and Treasurer

David E. Schneider 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

John C. Siciliano 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund

Jeanne C. Sinquefield, Ph.D 1299 Ocean Avenue Santa Monica, CA 90401	Executive Vice President	Executive Vice President

Grady M. Smith 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Carl G. Snyder 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Lawrence R. Spieth 10 South Wacker Drive Suite 2275 Chicago, IL 60606	Vice President	Vice President

Bradley G. Steiman Suite 910, 1055 West Hastings Vancouver, B.C. V6E 2E9	Vice President	Vice President

Karen E. Umland 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Carol W. Wardlaw 10 South Wacker Drive Suite 2275 Chicago, IL 60606	Vice President	Vice President

Weston J. Wellington 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Daniel M. Wheeler 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Dimensional Fund Advisors Inc. 1299 Ocean Avenue Santa Monica, CA 90401	Shareholder

(c)	Not applicable.

ITEM 28.	LOCATION OF ACCOUNTS AND RECORDS.

The accounts and records of the Registrant are located at the office of the Registrant and at additional locations, as follows:

	Name	Address
	Dimensional Investment Group Inc.	1299 Ocean Avenue
11th Floor
Santa Monica, CA 90401

	PFPC Inc.	301 Bellevue Parkway
Wilmington, DE 19809

ITEM 29.	MANAGEMENT SERVICES.

None.

ITEM 30.	UNDERTAKINGS.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused Post-Effective Amendment No. 46/47 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica, the State of California on the 13th day of September, 2005.

DIMENSIONAL INVESTMENT GROUP INC.
(Registrant)

By:	/s/ David G. Booth	*
David G. Booth, President
(Signature and Title)

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 46/47 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature		Title	Date
/s/ David G. Booth	*	President, Director, Chairman, Chief Executive Officer and Chief Investment Officer	September 13, 2005
David G. Booth

/s/ Rex A. Sinquefield	*	Director and Chairman	September 13, 2005
Rex A. Sinquefield

/s/ Michael T. Scardina	*	Chief Financial Officer, Treasurer and Vice President	September 13, 2005
Michael T. Scardina

/s/ George M. Constantinides	*	Director	September 13, 2005
George M. Constantinides

/s/ John P. Gould	*	Director	September 13, 2005
John P. Gould

/s/ Roger G. Ibbotson	*	Director	September 13, 2005
Roger G. Ibbotson

/s/ Myron S. Scholes	*	Director	September 13, 2005
Myron S. Scholes

/s/ Abbie J. Smith	*	Director	September 13, 2005
Abbie J. Smith

/s/ Robert C. Merton	*	Director	September 13, 2005
Robert C. Merton

* By:	/s/ Valerie A. Brown
Valerie A. Brown Attorney-in-Fact (Pursuant to a Power of Attorney)

THE DFA INVESTMENT TRUST COMPANY consents to the filing of this Amendment to the Registration Statement of Dimensional Investment Group Inc., which is signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica, the State of California on the 13th day of September, 2005.

THE DFA INVESTMENT TRUST COMPANY
(Registrant)

By:	/s/ David G. Booth	*
David G. Booth, President
(Signature and Title)

The undersigned Trustees and principal officers of THE DFA INVESTMENT TRUST COMPANY consent to the filing of this Post-Effective Amendment No. 46/47 to the Registration Statement of Dimensions Investment Group Inc. on the dates indicated.

Signature		Title	Date
/s/ David G. Booth	*	President, Trustee, Chairman, Chief Executive Officer and Chief Investment Officer	September 13, 2005
David G. Booth

/s/ Rex A. Sinquefield	*	Trustee and Chairman	September 13, 2005
Rex A. Sinquefield

/s/ Michael T. Scardina	*	Chief Financial Officer, Treasurer and Vice President	September 13, 2005
Michael T. Scardina

/s/ George M. Constantinides	*	Trustee	September 13, 2005
George M. Constantinides

/s/ John P. Gould	*	Trustee	September 13, 2005
John P. Gould

/s/ Roger G. Ibbotson	*	Trustee	September 13, 2005
Roger G. Ibbotson

/s/ Myron S. Scholes	*	Trustee	September 13, 2005
Myron S. Scholes

/s/ Abbie J. Smith	*	Trustee	September 13, 2005
Abbie J. Smith

/s/ Robert C. Merton	*	Trustee	September 13, 2005
Robert C. Merton

* By:	/s/ Valerie A. Brown
Valerie A. Brown Attorney-in-Fact (Pursuant to a Power of Attorney)

EXHIBIT INDEX

N-1A Exhibit No.	EDGAR Exhibit No.	Description
23(j)(1)	EX-99.j.1	Consent of PricewaterhouseCoopers LLP